Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 7,343	$ 16,835
Long-term portion of royalty payment obligations	98
Lease liabilities	22,471	33,452
Provisions	22,195
Long-term debt	38,311	$ 40,532	$ 8,834
Contractual maturities of financial liabilities	90,418
Accounts payable and accrued liabilities, Contractual cash flows	7,343
Long-term portion of royalty payment obligations, Contractual cash flows	299
Lease liabilities, Contractual cash flows	26,283
Provisions, Contractual cash flows	22,599
Long-term debt, Contractual cash flows	48,242
Contractual cash flow maturities of financial liabilities	104,766
Within 1-year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, Contractual cash flows	7,343
Lease liabilities, Contractual cash flows	7,369
Provisions, Contractual cash flows	3,961
Long-term debt, Contractual cash flows	3,945
Contractual cash flow maturities of financial liabilities	22,618
2-3 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	51
Lease liabilities, Contractual cash flows	10,629
Provisions, Contractual cash flows	9,094
Long-term debt, Contractual cash flows	44,297
Contractual cash flow maturities of financial liabilities	64,071
4-5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	51
Lease liabilities, Contractual cash flows	8,285
Provisions, Contractual cash flows	9,544
Contractual cash flow maturities of financial liabilities	17,880
More than 5 years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	197
Contractual cash flow maturities of financial liabilities	$ 197